Income Taxes - Summary of Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Uncertainties [Abstract]
Gross unrecognized tax benefit at January 1	$ 1,181	$ 966
Additions for tax provision taken in the current year	417	215
Gross unrecognized tax benefit at December 31	$ 1,598	$ 1,181